Trade Receivables - Related Parties (Tables)	12 Months Ended
Feb. 28, 2021
Trade And Other Receivables [Abstract]
Summary of Trade Receivables - Related Parties
	As of February 28, 2021	As of February 29, 2020
	US$	US$
Gross trade receivables	—	3,277,086
Less: Impairment loss allowance of trade receivables	—	(44,276)
Net trade receivables	—	3,232,810

Summary of Movement in Impairment Loss Allowance of Trade Receivables

The movement in the impairment loss allowance of trade receivables during the year is as follows:

	Non- credit impaired	Credit impaired
	US$	US$
As of February 28, 2019	—	—
Impairment loss recognised	44,276	—
As of February 29, 2020	44,276	—
Impairment loss reversed	(44,276)	—
As of February 28, 2021	—	—